UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global (U.S.A.) Limited

In March, Tahnoon Pasha replaced Pauline Dan as portfolio manager. He was later joined by Matthew Lee and Terrace Pak Hing Chum.

Greater China stocks sustained heavy losses during the 12-month period ending October 31, 2008. In part, the decline was spurred by a worsening credit crisis in the United States, where a number of key financial companies encountered serious difficulties and economic growth slowed significantly. Many of the China region’s trading partners in Europe and Asia saw their economies falter as well, dampening the outlook for Chinese exporters. An appreciation of the renminbe versus the U.S. dollar further challenged the Chinese export trade. Against this backdrop, the average Pacific/Asia ex-Japan fund monitored by Morningstar, Inc. returned –60.78% during the period, while the MSCI Golden Dragon Index, the Fund’s new benchmark as of October 16, 2008, finished with a return of –58.04% and the MSCI China Index, the Fund’s old benchmark, returned –64.83%.

“Greater China stocks sustained
heavy losses during the 12-month
period ending October 31, 2008.”

During the year, the Fund’s Class A shares returned –61.75%, at net asset value. The Fund was hurt by unrewarding stock picking and an underweighting in telecommunication services, which resisted the intense selling pressure relatively well. A slight underweighting in utilities was counterproductive for the same reason. Among the Fund’s largest detractors were COSCO International Holdings Ltd., a shipping and real estate holding; CNOOC Ltd., a crude oil and natural gas exploration play; paper manufacturer Shandong Chenming Paper Holdings Co. Ltd.; Taiwan Fertilizer; and China Unicom (Hong Kong) Ltd. Some holdings we’ve mentioned were sold by period end. Performance was aided by favorable stock selection in financials, information technology and industrials. Key contributors included Great Eagle Holdings Ltd., a Hong Kong real estate stock that we sold for a small loss. Other contributors were China Railways Construction Corp. and Taiwan Semiconductor Manufacturing Co. Ltd.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risk associated with emerging markets. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Greater China Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-9-05	–63.66	—	—	6.03	–63.66	—	—	22.00

B	6-9-05	–63.80	—	—	6.12	–63.80	—	—	22.36

C	6-9-05	–62.41	—	—	6.85	–62.41	—	—	25.25

I1	6-9-05	–61.89	—	—	7.88	–61.89	—	—	29.40

NAV[1]	12-28-06	–61.51	—	—	–17.99	–61.51	—	—	–30.62

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.68%, Class B — 2.38%, Class C — 2.38%, Class I — 1.22%, Class NAV — 1.12%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

Annual report | Greater China Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B3	6-9-05	$12,536	$12,236	$10,199	$15,062

C2,3	6-9-05	12,525	12,525	10,199	15,062

I3,4	6-9-05	12,940	12,940	10,199	15,062

NAV[3,4]	12-28-06	6,938	6,938	6,623	7,169

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and NAV shares, respectively, as of October 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index — Index 1 — is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

MSCI China Index — Index 2 — is an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

8	Greater China Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$512.60	$7.30

Class B	1,000.00	511.00	10.03

Class C	1,000.00	510.80	10.06

Class I	1,000.00	509.70	8.99

Class NAV	1,000.00	514.80	4.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Greater China Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,015.50	$9.73

Class B	1,000.00	1,011.90	13.35

Class C	1,000.00	1,011.80	13.40

Class I	1,000.00	1,013.20	11.99

Class NAV	1,000.00	1,019.00	6.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.92%, 2.64%, 2.65%, 2.37% and 1.23% for Class A, Class B, Class C, Class I and Class NAV respectively, multiplied by the average account value over the period, multiplied by 184/366.

10	Greater China Opportunities Fund | Annual report

Portfolio summary

Top 10 holdings[1]

China Mobile Ltd.	8.4%	CNOOC Ltd.	2.9%

Taiwan Semiconductor		China Construction Bank Corp.	2.9%
Manufacturing Co. Ltd.	6.8%
		Cheung Kong (Holdings) Ltd.	2.8%
Industrial & Commercial Bank of China	4.1%
		Mindray Medical International Ltd.	2.7%
China Railways Construction Corp.	3.3%
		Hang Seng Bank Ltd.	2.6%
Sun Hing Kai Properties Ltd.	3.0%

Sector distribution[1,2]

Financials	32%	Utilities	5%

Telecommunication services	17%	Consumer discretionary	3%

Energy	16%	Health care	3%

Information technology	12%	Materials	1%

Industrials	9%	Short-term investments & other	2%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risk associated with emerging markets. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

Annual report | Greater China Opportunities Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule consists of one main category: common stocks. Common stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 96.62%		$97,242,242

(Cost $113,039,098)

Cayman Islands 2.14%		2,154,868

Tencent Holdings Ltd. (Internet Software & Services)	296,000	2,154,868

China 26.28%		26,444,767

Anhui Conch Cement Co. Ltd. (Construction Materials) (I)	84,000	267,528

China Communications Services Corp. Ltd. (Integrated
Telecommunication Services)	1,140,000	599,484

China Construction Bank Corp. (Diversified Banks)	5,786,000	2,870,313

China Life Insurance Co. Ltd. (Life & Health Insurance)	774,000	2,068,433

China Merchants Bank Co. Ltd. (Diversified Banks)	678,000	1,038,729

China Petroleum and Chemical Corp. (Sinopec) (Integrated Oil & Gas)	3,561,000	2,338,388

China Railways Construction Corp. (Construction & Engineering)	2,685,500	3,317,500

China Shenhua Energy Co. Ltd. (Coal & Consumable Fuels)	706,500	1,341,347

China South Locomotive and Rolling Stock Corp. Ltd. (Construction & Farm
Machinery & Heavy Trucks) (I)	2,880,000	1,018,213

China Telecom Corp., Ltd. (Integrated Telecommunication Services)	4,200,000	1,494,791

Industrial & Commercial Bank of China (Diversified Banks)	8,810,000	4,145,286

Mindray Medical International Ltd. ADR (Health Care Equipment)	127,252	2,743,553

PetroChina Co. Ltd. (Integrated Oil & Gas)	3,327,000	2,501,542

Shandong Chenming Paper Holdings Ltd. (Paper Products) (I)	1,208,500	321,225

ZTE Corp. (Communications Equipment)	167,360	378,435

Hong Kong 42.57%		42,842,754

ASM Pacific Technology Ltd. (Semiconductor Equipment)	111,000	370,844

Bank of East Asia Ltd. (Diversified Banks)	405,000	816,962

BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,347,000	1,542,221

Cheung Kong (Holdings) Ltd. (Electric Utilities)	288,000	2,765,239

Cheung Kong Inftrastructure Holdings Ltd. (Real Estate Development)	263,000	963,353

China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	222,000	528,892

China Mobile Ltd. (Wireless Telecommunication Services)	957,000	8,424,774

China Overseas Land & Investment Ltd. (Real Estate
Management & Development)	834,000	941,809

China Resources Enterprise Ltd. (Distributors)	358,000	712,743

China Resources Land Ltd. (Real Estate Management & Development)	470,000	475,755

China Resources Power Holdings Co. Ltd. (Independent Power Producers &
Energy Traders)	484,000	945,909

See notes to financial statements

12	Greater China Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Hong Kong 42.57% (continued)

CLP Holdings Ltd. (Electric Utilities)	300,000	$2,023,191

CNOOC Ltd. (Oil & Gas Exploration & Production)	3,587,000	2,945,214

Dah Sing Financial Group (Diversified Banks)	296,800	720,009

Digital China Holdings Ltd. (Technology Distributors)	1,000,000	310,509

Hang Seng Bank Ltd. (Diversified Banks)	213,000	2,657,704

Hong Kong and China Gas Co. Ltd. (Gas Utilities)	599,000	1,055,308

Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	48,000	486,759

Hongkong Electric Holdings Ltd. (Electric Utilities)	250,000	1,347,471

Hopewell Holdings Ltd. (Highways & Railtracks)	470,000	1,461,269

Hutchison Whampoa Ltd. (Industrial Conglomerates)	488,000	2,637,089

Lenovo Group Ltd. (Computer Hardware)	1,480,000	448,729

Li & Fung Ltd. (Distributors)	360,000	722,526

Link REIT (Retail REIT’s)	768,000	1,373,196

Meadville Holdings Ltd. (Electronic Equipment & Instruments)	909,000	108,721

MTR Corp., Ltd. (Railroads)	208,000	460,914

PCCW Ltd. (Integrated Telecommunication Services)	1,734,000	648,847

Sun Hing Kai Properties Ltd. (Real Estate Management & Development)	350,000	3,066,386

Swire Pacific Ltd. (Real Estate Management & Development)	267,000	1,880,411

Taiwan 24.16%		24,311,359

Acer, Inc. (Computer Hardware)	580,000	748,110

Advanced Semiconductor Engineering, Inc. (Semiconductors)	1,968,000	837,998

Asustek Computer, Inc. (Computer Storage & Peripherals)	1,522,000	2,180,044

AU Optronics Corp. (Electronic Components)	617,000	430,831

Cathay Financial Holding Co. Ltd. (Diversified Banks)	879,900	945,005

Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	1,585,100	2,622,601

Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,800,000	1,091,759

Giant Manufacturing Co. Ltd. (Leisure Products)	270,000	652,923

Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic
Manufacturing Services)	607,000	1,465,113

HTC Corp. (Computer Hardware)	92,000	1,090,515

MediaTek, Inc. (Semiconductors)	266,000	2,382,136

Quanta Computer, Inc. (Computer Hardware)	1,100,000	1,157,901

Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	314,000	387,472

Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	820,000	1,133,734

Taiwan Secom (Security & Alarm Services)	243,000	298,437

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	4,733,000	6,886,780

United Kingdom 0.35%		357,104

HSBC Holdings PLC (Diversified Banks)	40,000	357,104

See notes to financial statements

Annual report | Greater China Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

United States 1.12%		$1,131,390

Yum! Brands, Inc. (Restaurants)	39,000	1,131,390

Total investments (Cost $113,039,098)† 96.62%		$97,242,242

Other assets and liabilities, net 3.38%		$3,397,796

Total net assets 100.00%		$100,640,038

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $113,897,356. Net unrealized depreciation aggregated $16,655,114, of which $8,002,975 related to appreciated investment securities and $24,658,089 related to depreciated investment securities.

See notes to financial statements

14	Greater China Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $113,039,098)	$97,242,242
Foreign currency at value (Cost $4,032,480)	4,015,848
Receivable for investments sold	204,254
Receivable for shares sold	105,293
Dividends receivable	165,602

Total assets	101,733,239

Liabilities

Due to custodian	109,997
Payable for investments purchased	482,469
Payable for shares repurchased	194,388
Payable to affiliates
Management fees	87,341
Distribution and service fees	44,379
Other	63,382
Other payables and accrued expenses	111,245

Total liabilities	1,093,201

Net assets

Capital paid-in	145,409,939
Accumulated net realized loss on investments and foreign currency transactions	(28,834,057)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(15,815,197)
Accumulated distributions in excess of net investment income	(120,647)

Net assets	$100,640,038

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($68,619,721 ÷ 5,912,599 shares)	$11.61
Class B ($15,075,649 ÷ 1,320,887 shares)[1]	$11.41
Class C ($15,668,174 ÷ 1,373,971 shares)[1]	$11.40
Class I ($827,320 ÷ 71,529 shares)	$11.57
Class NAV ($449,174 ÷ 38,517 shares)	$11.66

Maximum offering price per share

Class A ($11.61 ÷ 95%)[2]	$12.22

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $61,826)	$4,782,209

Total investment income	4,782,209

Expenses

Investment management fees (Note 5)	2,387,095
Distribution and service fees (Note 5)	1,198,300
Transfer agent fees (Note 5)	558,468
Accounting and legal services fees (Note 5)	27,171
Custodian fees	289,045
Printing fees	103,813
Blue sky fees	84,868
Professional fees	45,800
Trustees’ fees	16,213
Miscellaneous	26,005

Total expenses	4,736,778
Less expense reductions (Note 5)	(8,187)

Net expenses	4,728,591

Net investment income	53,618

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(28,459,340)
Net increase from payment by affiliate (Note 8)	69,178
Foreign currency transactions	(47,110)
(28,437,272)
Change in net unrealized appreciation (depreciation) of
Investments	(190,896,382)
Translation of assets and liabilities in foreign currencies	(32,425)
(190,928,807)
Net realized and unrealized loss	(219,366,079)
Decrease in net assets from operations	($219,312,461)

See notes to financial statements

16	Greater China Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-07	10-31-08

Increase (decrease) in net assets

From operations
Net investment income	$398,162	$53,618
Net realized gain (loss)	27,041,677	(28,437,272)
Change in net unrealized appreciation (depreciation)	160,697,590	(190,928,807)

Increase (decrease) in net assets resulting from operations	188,137,429	(219,312,461)
Distributions to shareholders
From net investment income
Class A	(446,999)	(553,824)
Class B	(7,633)	—
Class C	(6,002)	—
Class I	(38,951)	(34,305)
Class NAV	—	(8,304)
From net realized gain
Class A	(2,043,716)	(15,804,234)
Class B	(419,850)	(3,176,476)
Class C	(330,123)	(3,332,630)
Class I	(111,132)	(334,911)
Class NAV	—	(56,766)
	(3,404,406)	(23,301,450)
From Fund share transactions (Note 6)	107,935,620	(61,454,437)
Total increase (decrease)	292,668,643	(304,068,348)

Net assets

Beginning of year	112,039,743	404,708,386
End of year[1]	$404,708,386	$100,640,038

1 Includes undistributed (distributions in excess of) net investment income of $469,380 and ($120,647), respectively.

See notes to financial statements

Annual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$10.00	$10.24	$15.78	$32.54
Net investment income[2]	0.03	0.16	0.07	0.04
Net realized and unrealized gain
(loss) on investments	0.21	5.43	17.14	(19.08)
Total from investment operations	0.24	5.59	17.21	(19.04)
Less distributions
From net investment income	—	(0.01)	(0.08)	(0.06)
From net realized gain	—	(0.04)	(0.37)	(1.83)
Total distributions	—	(0.05)	(0.45)	(1.89)
Net asset value, end of year	$10.24	$15.78	$32.54	$11.61
Total return (%)[3]	2.40[4,5]	54.74[4]	111.87	(61.75)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$12	$79	$283	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	4.44[6]	1.92	1.68	1.77
Expenses net of all fee waivers	1.93[6]	1.89	1.68	1.77
Expenses net of all fee waivers
and credits	1.93[6]	1.89	1.68	1.77
Net investment income	0.68[6]	1.14	0.34	0.21
Portfolio turnover (%)	28	57	85	98

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	Greater China Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$10.00	$10.21	$15.63	$32.16
Net investment income (loss)[2]	0.02	0.09	(0.07)	(0.09)
Net realized and unrealized gain
(loss) on investments	0.19	5.37	16.98	(18.83)
Total from investment operations	0.21	5.46	16.91	(18.92)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	—	(0.04)	(0.37)	(1.83)
Total distributions	—	(0.04)	(0.38)	(1.83)
Net asset value, end of year	$10.21	$15.63	$32.16	$11.41
Total return (%)[3]	2.10[4,5]	53.59[4]	110.50	(62.02)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$16	$55	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	5.14[6]	2.62	2.38	2.49
Expenses net of all fee waivers	2.63[6]	2.59	2.38	2.49
Expenses net of all fee waivers
and credits	2.63[6]	2.59	2.38	2.49
Net investment income (loss)	0.43[6]	0.63	(0.32)	(0.43)
Portfolio turnover (%)	28	57	85	98

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Greater China Opportunities Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$10.00	$10.21	$15.63	$32.16
Net investment income (loss)[2]	0.03	0.08	(0.05)	(0.09)
Net realized and unrealized gain
(loss) on investments	0.18	5.38	16.96	(18.84)
Total from investment operations	0.21	5.46	16.91	(18.93)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	—	(0.04)	(0.37)	(1.83)
Total distributions	—	(0.04)	(0.38)	(1.83)
Net asset value, end of year	$10.21	$15.63	$32.16	$11.40
Total return (%)[3]	2.10[4,5]	53.59[4]	110.51	(62.06)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$13	$59	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	5.13[6]	2.62	2.38	2.49
Expenses net of all fee waivers	2.62[6]	2.59	2.38	2.49
Expenses net of all fee waivers
and credits	2.62[6]	2.59	2.38	2.49
Net investment income (loss)	0.61[6]	0.55	(0.25)	(0.43)
Portfolio turnover (%)	28	57	85	98

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

20	Greater China Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$10.00	$10.26	$15.82	$32.69
Net investment income[2]	0.03	0.24	0.09	0.04
Net realized and unrealized gain
(loss) on investments	0.23	5.42	17.28	(19.14)
Total from investment operations	0.26	5.66	17.37	(19.10)
Less distributions
From net investment income	—	(0.06)	(0.13)	(0.19)
From net realized gain	—	(0.04)	(0.37)	(1.83)
Total distributions	—	(0.10)	(0.50)	(2.02)
Net asset value, end of year	$10.26	$15.82	$32.69	$11.57
Total return (%)[3]	2.60[4,5]	55.43[4]	112.93	(61.89)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	$4	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.96 [7]	1.49	1.22	1.64
Expenses net of all fee waivers	1.45[7]	1.46	1.22	1.64
Expenses net of all fee waivers
and credits	1.45[7]	1.46	1.22	1.64
Net investment income	0.76[7]	1.70	0.44	0.19
Portfolio turnover (%)	28	57	85	98

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Greater China Opportunities Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	10-31-07[1]	10-31-08

Per share operating performance

Net asset value, beginning of year	$18.15	$32.72
Net investment income[2]	0.35	0.24
Net realized and unrealized gain
(loss) on investments	14.22	(19.20)
Total from investment operations	14.57	(18.96)
Less distributions
From net investment income	—	(0.27)
From net realized gain	—	(1.83)
Total distributions	—	(2.10)
Net asset value, end of year	$32.72	$11.66
Total return (%)[3]	80.28[4]	(61.51)[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.17
Expenses net of all fee waivers	1.12[6]	1.17
Expenses net of all fee waivers
and credits	1.12[6]	1.17
Net investment income	1.56[6]	1.16
Portfolio turnover (%)	85	98

1 Beginning of operations from 12-28-06 to 10-31-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

7 Less than $500,000.

See notes to financial statements

22	Greater China Opportunities Fund | Annual report

Notes to financial statements

Note 1
Organization
John Hancock Greater China Opportunities (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Annual report | Greater China Opportunities Fund	23

procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Foreign currency translation
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions
Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, printing and regstration and filing fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2008. There was no outstanding borrowing under the line of credit on October 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement

24	Greater China Opportunities Fund | Annual report

in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes
The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $28,182,237 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2016 — $28,182,237.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements
In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of July 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $3,404,406. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $23,215,416 and long-term capital gain $86,034. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2008, the components of distributable earnings on a tax basis included $88,362 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact

Annual report | Greater China Opportunities Fund	25

on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions.

Note 3
Risks and uncertainties
Risk associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Risk of the Greater China region
Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

Concentration risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Small and medium size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Note 4
Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others
The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser). Under the investment management

26	Greater China Opportunities Fund | Annual report

contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.A.), LLC, an affiliate of John Hancock Financial Services, Inc. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.40% of each respective class’s average daily net asset value until February 29, 2008. There were no transfer agent fee reductions during the period ended October 31, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2008, JH Funds received net up-front sales charges of $695,554 with regard to sales of Class A shares. Of this amount, $110,918 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $575,661 was paid as sales commissions to unrelated broker-dealers and $8,975 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2008, CDSCs received by JH Funds amounted to $137,289 for Class B shares and $45,783 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I, respectively, of each class’s average daily net assets.

• For the period of November 1, 2007 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account. The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees to 1.40% on an annual basis of the Fund’s average daily net asset value until February 29, 2008. There were no management fee reductions related to this limitation for the year ended October 31, 2008.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce

Annual report | Greater China Opportunities Fund	27

a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $8,187 for transfer agent credits earned.

Class level expenses for the year ended October 31, 2008 were as follows:

	Distribution and	Transfer		Registration
Share class	service fees	agent fees	Printing	and filing

Class A	$492,352	$389,263	$67,882	$45,595
Class B	342,695	81,558	13,761	15,978
Class C	363,253	86,022	15,062	16,814
Class I	—	1,625	7,108	6,481
Total	$1,198,300	$558,468	$103,813	$84,868

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $27,171 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

28	Greater China Opportunities Fund | Annual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,447,940	$169,306,235	2,270,193	$53,103,944
Distributions reinvested	126,904	2,074,872	548,103	14,415,101
Repurchased	(4,879,757)	(96,220,516)	(5,611,547)	(114,452,835)
Net increase (decrease)	3,695,087	$75,160,591	(2,793,251)	($46,933,790)

Class B shares

Sold	1,301,863	$26,168,795	473,221	$11,045,371
Distributions reinvested	23,890	388,693	111,422	2,900,325
Repurchased	(659,664)	(13,439,521)	(983,856)	(19,721,327)
Net increase (decrease)	666,089	$13,117,967	(399,213)	($5,775,631)

Class C shares

Sold	1,673,930	$34,330,490	518,417	$11,958,655
Distributions reinvested	18,411	299,354	115,871	3,014,974
Repurchased	(676,559)	(14,357,628)	(1,092,324)	(21,845,082)
Net increase (decrease)	1,015,782	$20,272,216	(458,036)	($6,871,453)

Class I shares

Sold	476,048	$8,842,958	37,261	$870,283
Distributions reinvested	8,254	134,958	11,153	293,431
Repurchased	(533,316)	(9,915,657)	(164,737)	(3,247,021)
Net decrease	(49,014)	($937,741)	(116,323)	($2,083,307)

Class NAV shares

Sold	52,804	$985,385	23,401	$490,149
Distributions reinvested	—	—	2,478	65,070
Repurchased	(21,814)	(662,798)	(18,352)	(345,475)
Net increase	30,990	$322,587	7,527	$209,744

Net increase (decrease)	5,358,934	$107,935,620	(3,759,296)	($61,454,437)

Note 7
Purchase and sale of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2008, aggregated $229,778,749 and $301,695,460, respectively.

Note 8
Payment made by affiliate
The Adviser has reimbursed the Fund for a trade allocation correction amounting to $69,178. This amount is included in the Statement of Operations as a reimbursement from the Adviser due to loss from a compliance error.

Annual report | Greater China Opportunities Fund	29

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust III and Shareholders of John Hancock Greater China Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

30	Greater China Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

The Fund has designated distributions to shareholders of $86,034 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Greater China Opportunities Fund	31

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Greater China Opportunities Fund
The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.), Limited (the Subadviser) for the John Hancock Greater China Opportunities Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the

32	Greater China Opportunities Fund | Annual report

date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services
The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance
The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period under review was lower than the performance of the Peer Group and its benchmark index, the Morgan Stanley Capital International China Index. The Board also noted that the Fund’s performance was generally in line with the performance of the Category median.

Investment advisory fee and subadvisory fee rates and expenses
The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board noted also that the Fund’s Net Expense Ratio was lower than the median of its Peer Group and not appreciably higher than the median of its Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services.

Annual report | Greater China Opportunities Fund	33

The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability
The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale
The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. The Board observed that the Advisory Agreement did not offer breakpoints and considered the Fund’s current asset level. The Board concluded that the fee structure was acceptable at this time and determined that it would continue to assess the reasonableness of the Fund’s fee structure as the Fund’s assets increase over time.

Information about services to other clients
The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser
The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review
As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

34	Greater China Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2005	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Annual report | Greater China Opportunities Fund	35

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

36	Greater China Opportunities Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Greater China Opportunities Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund Officer
Principal occupation(s) and other of Fund
directorships during past 5 years since
John G. Vrysen, Born: 1955 2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

38	Greater China Opportunities Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global (U.S.A.) Limited
Charles L. Ladner*
Stanley Martin*	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Steven R. Pruchansky	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Greater China Opportunities Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	0800A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $31,833 for the fiscal year ended October 31, 2008 for John Hancock Greater China Opportunities Fund and $19,000 for the fiscal year ended October 31, 2007 (broken out as follows: John Hancock Greater China Opportunities Fund - $19,000; John Hancock International Fund and John Hancock Mid Cap Growth Fund merged into other funds on May 25, 2007). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended October 31, 2008 and fiscal year ended October 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,500 for the fiscal year ended October 31, 2008 for John Hancock Greater China Opportunities Fund and $3,500 for the fiscal year ended October 31, 2007 for John Hancock Greater China Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended October 31, 2008 and fiscal year ended October 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,591,272 for the fiscal year ended October 31, 2008 and $1,412,569 for the fiscal year ended October 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008